SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Total interest and dividend income	$ 1,418	$ 1,370	$ 1,554	$ 1,617	$ 1,795	$ 1,748	$ 1,643	$ 1,867	$ 5,959	$ 7,053	$ 9,225
Total interest expense	339	331	365	372	383	385	369	407	1,407	1,544	4,220
NET INTEREST INCOME	1,079	1,039	1,189	1,245	1,412	1,363	1,274	1,460	4,552	5,509	5,005
Provision for (recovery of) loan losses	5	(24)	(25)	(24)	(54)	(11)	(20)	(19)	(68)	(104)	(15)
NET INTEREST INCOME AFTER RECOVERY OF LOAN LOSSES	1,074	1,063	1,214	1,269	1,466	1,374	1,294	1,479	4,620	5,613	5,020
Total noninterest income	144	74	225	130	129	101	18	101	573	349	514
OTHER OPERATING EXPENSE	857	868	913	933	921	878	882	977	3,571	3,658	3,846
INCOME BEFORE INCOME TAXES	361	269	526	466	674	597	430	603	1,622	2,304	1,688
Income taxes	130	130	201	81	268	215	226	193	542	902	462
NET INCOME	$ 231	$ 139	$ 325	$ 385	$ 406	$ 382	$ 204	$ 410	$ 1,080	$ 1,402	$ 1,226
Per share data:
Basic	$ 0.10	$ 0.07	$ 0.16	$ 0.19	$ 0.19	$ 0.19	$ 0.1	$ 0.2	$ 0.52	$ 0.68	$ 0.6
Diluted	$ 0.10	$ 0.07	$ 0.16	$ 0.19	$ 0.19	$ 0.19	$ 0.1	$ 0.2	$ 0.52	$ 0.68	$ 0.6
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930